Retirement Class HNCVX
Institutional Class HACSX
Administrative Class HRCSX
Investor Class HICSX
Harbor Convertible Securities Fund

Supplement to Summary Prospectus dated March 1, 2020
December 18, 2020
Effective March 1, 2021, all redemption fees applicable to investments in the Fund will be removed.
Investors Should Retain This Supplement For Future Reference
S1220.SP.CS